FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis	Assets and liabilities measured at fair value on a recurring basis are summarized below.
Fair Value Measurements as of December 31, 2022

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate (1)	$—	$2,040	$18	$2,058
U.S. Treasury, government and agency	—	14	—	14
States and political subdivisions	—	34	—	34
Residential mortgage-backed	—	6	—	6
Asset-backed (2)	—	41	—	41
Commercial mortgage-backed	—	65	—	65
Total fixed maturities, AFS	—	2,200	18	2,218
Other equity investments	—	19	—	19
Other invested assets:
Options	—	18	—	18
Total other invested assets	—	18	—	18
Cash equivalents	272	—	—	272
Purchased market risk benefits	—	—	13	13
Assets for market risk benefits	—	—	12	12
Separate Accounts assets (3)	3,367	7	—	3,374
Total Assets	$3,639	$2,244	$43	$5,926

Liabilities:
MSO and IUL indexed features’ liability	—	87	—	87
Liabilities for market risk benefits	—	—	15	15
Total Liabilities	$—	$87	$—	$102
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(3)Separate Accounts assets included in the fair value hierarchy exclude investments not fair valued including other assets of $1 million.
Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate (1)	$—	$2,351	$11	$2,362
U.S. Treasury, government and agency	—	66	—	66
States and political subdivisions	—	34	—	34
Asset-backed (2)	—	30	—	30
Commercial mortgage-backed	—	80	—	80
Total fixed maturities, AFS	—	2,561	11	2,572
Other equity investments	—	23	—	23
Options	—	3	—	3
Total other invested assets	—	3	—	3
Cash equivalents	107	—	—	107
Purchased market risk benefits	—	—	16	16
Assets for market risk benefits	—	—	—	—
Separate Accounts assets	3,384	7	—	3,391
Total Assets	$3,491	$2,594	$27	$6,112

Liabilities:
MSO and IUL indexed features’ liability	—	132	—	132
Liabilities for market risk benefits	—	—	16	16
Total Liabilities	$—	$132	$16	$148
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.

Schedule of Reconciliation of Assets and Liabilities at Level 3
Level 3 Instruments - Fair Value Measurements

Corporate
(in millions)
Balance, January 1, 2022	$11
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	—
Net derivative gains (losses) (1)	—
Total realized and unrealized gains (losses)	—
Other comprehensive income (loss)	(1)
Purchases	14
Sales	(1)
Transfers into Level 3 (1)	—
Transfers out of Level 3 (1)	(5)
Balance, December 31, 2022	$18
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$(1)

Balance, January 1, 2021	$14

Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	—
Net derivative gains (losses) (1)	—
Total realized and unrealized gains (losses)	—
Other comprehensive income (loss)	—
Purchases	1
Sales	(4)
Transfers into Level 3 (1)	—
Transfers out of Level 3 (1)	—
Balance, December 31, 2021	$11
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period	$—

Balance, January 1, 2020	$10
Total gains (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	—
Investment gains (losses), net	—
Subtotal	—
Other comprehensive income (loss)	—
Purchases	—

Sales	(1)
Transfers into Level 3 (1)	5
Transfers out of Level 3 (1)	—
Balance, December 31, 2020	$14
Balance, Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period.	$—
Balance, Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period.	$—
____________
(1)Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

Schedule of Quantitative Information About Level 3 Fair Value Measurement
The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2022 and 2021, respectively.

Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2022

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$4	Matrix pricing model	Spread over Benchmark	245 bps - 245 bps	245 bps
Purchased MRB asset (1) (2) (4)	13	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41-60 Ages 61-115	N/A	N/A
Liabilities:
Direct MRB (1) (2) (3) (4)	$3	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41-60 Ages 61-115	157 bps 0.35% - 35.42% 0.20% - 1.24% 0.04% - 100.00% 0.01% - 0.17% 0.06% - 0.52% 0.32% - 40.00%	157 bps 4.35% 1.22% 3.27% 1.08% (same for all ages) (same for all ages)
____________
(1)Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)Lapses and pro-rata withdrawal rates were developed as a function of the policy account value. Dollar for dollar withdrawal rates were developed as a function of the dollar for dollar threshold, the dollar for dollar limit. GMIB utilization rates were developed as a function of the GMIB benefit base.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $15 million of MRB liabilities and $12 million of MRB assets.
(4)Includes Core products.
    Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$9	Matrix pricing model	Spread over benchmark	70 bps - 145 bps	104 bps
Purchased MRB asset (1) (2) (4)	16	Discounted cash flow	Lapse rates Withdrawal rates GMIB utilization rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	N/A	N/A
Liabilities:
Direct MRB (1) (2) (3) (4)	$16	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41-60 Ages 61-115	111 bps 0.95% - 24.44% 0.09% - 8.34% 0.04% - 100.00% 0.01% - 0.17% 0.06% - 0.53% 0.31% - 40.00%	111 bps 2.73% 1.74% 3.50% 1.07% (same for all ages) (same for all ages)
____________
(1)Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)Lapses and pro-rata withdrawal rates were developed as a function of the policy account value. Dollar for dollar withdrawal rates were developed as a function of the dollar for dollar threshold, the dollar for dollar limit. GMIB utilization rates were developed as a function of the GMIB benefit base.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $16 million of MRB liabilities and $0 million of MRB assets.
(4)Includes Core products.

Schedule of Fair Value Disclosure Financial Instruments Not Carried At Fair Value
The carrying values and fair values as of December 31, 2022 and 2021 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Financial Statements are presented in the table below.
Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2022:
Mortgage loans on real estate	$17	$—	$—	$15	$15
Policy loans	$244	$—	$—	$248	$248
Policyholders’ liabilities: Investment contracts	$115	$—	$—	$106	$106

December 31, 2021:
Mortgage loans on real estate	$17	$—	$—	$18	$18
Policy loans	$238	$—	$—	$292	$292
Policyholders’ liabilities: Investment contracts	$120	$—	$—	$124	$124